                                     [LOGO]
                                  NATIONWIDE(R)


                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1999


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO




APO-717-AA (6/99)

                                     [LOGO]
                                  NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]
                               PRESIDENT'S MESSAGE

            On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Variable Account.

            Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

            At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

            Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1999
                                   (UNAUDITED)

ASSETS:

   Investments at market value:

      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         320,262 shares (cost $3,038,926) ...................................................   $ 2,978,439

      American Century: Income & Growth Fund (ACIncGro)
         287,460 shares (cost $8,115,487) ...................................................     9,149,836

      American Century: Twentieth Century Growth Fund (ACTCGro)
         508,787 shares (cost $11,848,763) ..................................................    15,309,393

      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         113,405 shares (cost $1,107,101) ...................................................     1,163,540

      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         600,512 shares (cost $18,498,475) ..................................................    22,561,220

      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         207,740 shares (cost $1,301,793) ...................................................     1,163,345

      Dreyfus A Bonds Plus, Inc. (DryABds)
         158,354 shares (cost $2,286,753) ...................................................     2,163,122

      Dreyfus Appreciation Fund, Inc. (DryApp)
         38,615 shares (cost $1,613,593) ....................................................     1,736,147

      Dreyfus Balanced Fund, Inc. (DryBal)
         15,385 shares (cost $252,831) ......................................................       261,547

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         458,831 shares (cost $15,034,293) ..................................................    18,697,367

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         104,111 shares (cost $1,239,805) ...................................................     1,428,401

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         61,849 shares (cost $1,304,876) ....................................................     1,419,430

      Federated High Yield Trust (FedHiYld)
         50,612 shares (cost $452,016) ......................................................       442,858

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         135,865 shares (cost $1,357,324) ...................................................     1,278,492

      Fidelity Advisor Balanced Fund - Class T (FABal)
         41,181 shares (cost $786,731) ......................................................       796,032

      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         64,256 shares (cost $1,686,005) ....................................................     1,954,671

      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         162,939 shares (cost $7,141,503) ...................................................     8,722,116



      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         260,092 shares (cost $3,264,900) ...................................................        3,043,074

      Fidelity Asset Manager(TM) (FidAsMgr)
         265,216 shares (cost $4,627,692) ...................................................        4,795,111

      Fidelity Capital & Income Fund (FidCapInc)
         113,684 shares (cost $1,073,162) ...................................................        1,134,561

      Fidelity Equity-Income Fund (FidEqInc)
         286,661 shares (cost $12,405,936) ..................................................       17,666,897

      Fidelity Magellan(R) Fund (FidMgln)
         240,816 shares (cost $23,692,343) ..................................................       31,250,702

      Fidelity Puritan(R) Fund (FidPurtn)
         733,553 shares (cost $13,651,794) ..................................................       15,162,545

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         11,462 shares (cost $129,840) ......................................................          129,410

      Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class 1 (FranMutSer)
         13,124 shares (cost $275,197) ......................................................          293,187

      INVESCO Dynamics Fund, Inc. (InvDynam)
         26,463 shares (cost $483,841) ......................................................          521,841

      Janus Fund (JanFund)
         254,721 shares (cost $7,790,455) ...................................................       10,239,782

      Janus Twenty Fund (Jan20Fd)
         480,698 shares (cost $22,635,591) ..................................................       30,183,009

      Janus Worldwide Fund (JanWrldwde)
         197,798 shares (cost $8,755,891) ...................................................       10,568,327

      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         2,332 shares (cost $43,617) ........................................................           44,847

      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         59,657 shares (cost $650,871) ......................................................          609,102

      Nationwide(R) Bond Fund - Class D (NWBdFd)
         168,359 shares (cost $1,594,805) ...................................................        1,553,954

      Nationwide(R) Fund - Class D (NWFund)
         261,559 shares (cost $7,464,344) ...................................................        9,068,260

      Nationwide(R) Growth Fund - Class D (NWGroFd)
         190,338 shares (cost $2,846,703) ...................................................        3,589,772

      Nationwide(R) S&P 500 Index Fund - Class R (NWIndxFdR)
         8,180 shares (cost $89,670) ........................................................           98,160

      Nationwide(R) Money Market Fund (NWMyMkt)
         11,008,121 shares (cost $11,008,121) ...............................................       11,008,121

      Nationwide(R) Intermediate U.S. Government Bond Fund - Class D(NWUSGvt)
         51,597 shares (cost $542,413) ......................................................          515,972

      Neuberger & Berman Genesis Trust (NBGenesTr)
         32,850 shares (cost $668,022) ......................................................          690,171

      Neuberger & Berman Guardian Trust (NBGuardTr)
         297,534 shares (cost $7,616,433) ...................................................        7,652,575

                                                                                                     (Continued)


      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         154,848 shares (cost $1,528,959) ...................................................        1,491,182

      Neuberger & Berman Partners Fund (NBPartFd)
         318,629 shares (cost $8,717,988) ...................................................        9,182,899

      Oppenheimer Global Fund - Class A (OppGlob)
         166,329 shares (cost $7,271,139) ...................................................        8,075,280

      Phoenix Balanced Fund Series - Class A (PhxBalFd)
         54,139 shares (cost $900,292) ......................................................          965,300

      Prestige Balanced Fund - Class A (PrBal)
         58 shares (cost $636) ..............................................................              651

      Prestige International Fund - Class A (PrInt)
         227 shares (cost $2,511) ...........................................................            2,487

      Prestige Small Cap Fund - Class A (PrSmCap)
         85 shares (cost $927) ..............................................................              979

      Strong Common Stock Fund, Inc. (StComStk)
         9,925 shares (cost $223,242) .......................................................          241,174

      Strong Total Return Fund, Inc. (StTotRet)
         72,901 shares (cost $2,231,969) ....................................................        2,907,282

      Templeton Foreign Fund - Class I (TemForFd)
         445,982 shares (cost $4,485,713) ...................................................        4,593,614

      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         104,718 shares (cost $3,820,241) ...................................................        4,413,844

      Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
         3,688 shares (cost $39,265) ........................................................           38,282
                                                                                                 --------------

            Total investments ...............................................................      282,958,310

   Accounts receivable ......................................................................           11,466
                                                                                                 -------------

            Total assets ....................................................................      282,969,776

ACCOUNTS PAYABLE ............................................................................           75,011
                                                                                                 -------------

CONTRACT OWNERS' EQUITY (NOTE 4) ............................................................    $ 282,894,765
                                                                                                 =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                                TOTAL                         ACBenSTGvt                ACIncGro
                                                    ------------------------------  ------------------------------   -------------
                                                         1999            1998            1999             1998            1999
                                                    --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................  $    1,403,793       1,251,682          74,419          82,236          47,124
  Mortality, expense and administration
    charges (note 2)..............................      (1,648,158)     (1,203,639)        (19,333)        (20,254)        (51,320)
                                                    --------------  --------------  --------------  --------------   -------------
    Net investment activity.......................        (244,365)         48,043          55,086          61,982          (4,196)
                                                    --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold...........      32,701,634      27,457,889         303,134         172,680       1,488,052
  Cost of mutual fund shares sold.................     (28,477,576)    (22,967,087)       (305,879)       (172,758)     (1,292,642)
                                                    --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments...........       4,224,058       4,490,802          (2,745)            (78)        195,410
  Change in unrealized gain (loss) on investments       18,506,589      17,741,833         (73,896)          3,545         494,871
                                                    --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments................      22,730,647      22,232,635         (76,641)          3,467         690,281
                                                    --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains........................       1,843,360       1,107,191               -               -          18,019
                                                    --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........      24,329,642      23,387,869         (21,555)         65,449         704,104
                                                    --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................      42,799,248      27,976,833         102,145         636,726       1,584,257
  Transfers between funds.........................               -               -         (33,159)        (62,716)        (23,274)
  Redemptions.....................................     (11,111,149)    (12,419,535)       (100,652)       (551,920)       (114,527)
  Annuity benefits................................         (13,966)        (13,817)           (474)           (474)              -
  Annual contract maintenance charge (note 2) ....        (129,609)        (79,548)           (966)         (1,106)         (3,537)
  Contingent deferred sales charges (note 2) .....        (157,441)       (193,828)         (2,154)         (1,402)         (2,150)
  Adjustments to maintain reserves................         (47,913)         13,721            (790)            (54)          1,305
                                                    --------------  --------------  --------------  --------------   -------------
      Net equity transactions.....................      31,339,170      15,283,826         (36,050)         19,054       1,442,075
                                                    --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity.............      55,668,812      38,671,695         (57,605)         84,503       2,146,179
Contract owners' equity beginning of period ......     227,225,953     163,554,726       3,037,422       3,059,798       7,003,742
                                                    --------------  --------------  --------------  --------------   -------------
contract owners' equity end of period.............  $  282,894,765     202,226,421       2,979,817       3,144,301       9,149,921
                                                    ==============  ==============  ==============  ==============   =============




                                                      ACIncGro                ACTCGro
                                                   --------------  ------------------------------
                                                        1998             1999            1998
                                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................         18,339               -               -
  Mortality, expense and administration
    charges (note 2)..............................        (23,799)        (93,312)        (73,692)
                                                   --------------  --------------  --------------
    Net investment activity.......................         (5,460)        (93,312)        (73,692)
                                                   --------------  --------------  --------------

  Proceeds from mutual fund shares sold...........      1,656,410         869,749         977,297
  Cost of mutual fund shares sold.................     (1,589,020)       (560,410)       (729,700)
                                                   --------------  --------------  --------------
    Realized gain (loss) on investments...........         67,390         309,339         247,597
  Change in unrealized gain (loss) on investments         413,673       1,161,886       2,147,408
                                                   --------------  --------------  --------------
    Net gain (loss) on investments................        481,063       1,471,225       2,395,005
                                                   --------------  --------------  --------------
  Reinvested capital gains........................         32,508               -               -
                                                   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations..........        508,111       1,377,913       2,321,313
                                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............................      1,735,562         877,500         286,089
  Transfers between funds.........................        907,647         255,772        (223,794)
  Redemptions.....................................        (61,889)       (659,730)       (621,158)
  Annuity benefits................................              -          (7,784)         (5,940)
  Annual contract maintenance charge (note 2) ....           (486)        (11,047)        (10,712)
  Contingent deferred sales charges (note 2) .....         (1,890)         (4,114)         (2,754)
  Adjustments to maintain reserves................           (947)          5,455           4,594
                                                   --------------  --------------  --------------
      Net equity transactions.....................      2,577,997         456,052        (573,675)
                                                   --------------  --------------  --------------

Net change in contract owners' equity.............      3,086,108       1,833,965       1,747,638
Contract owners' equity beginning of period ......      1,896,251      13,480,704      10,517,144
                                                   --------------  --------------  --------------
contract owners' equity end of period.............      4,982,359      15,314,669      12,264,782
                                                   ==============  ==============  ==============

                                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                                ACTCIntlGr                      ACTCULTra                DeHYBd
                                                     ------------------------------  ------------------------------   -------------
                                                          1999            1998            1999            1998            1999
                                                     --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $            -               -               -               -          61,674
  Mortality, expense and administration
    charges (note 2)...............................          (6,546)         (4,845)       (131,435)        (84,391)         (7,826)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity........................          (6,546)         (4,845)       (131,435)        (84,391)         53,848
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold............         166,677         269,614       1,190,278         542,160         143,280
  Cost of mutual fund shares sold..................        (154,166)       (231,090)       (876,891)       (425,865)       (153,421)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments............          12,511          38,524         313,387         116,295         (10,141)
  Change in unrealized gain (loss) on investments .          57,004         116,921       2,040,643       2,669,101         (47,802)
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.................          69,515         155,445       2,354,030       2,785,396         (57,943)
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.........................              59               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          63,028         150,600       2,222,595       2,701,005          (4,095)
                                                     --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         184,143         124,166       3,623,692       1,985,220         215,490
  Transfers between funds..........................          59,204         212,214        (110,001)       (252,660)       (106,988)
  Redemptions......................................         (29,111)        (13,671)       (640,731)       (434,504)        (33,336)
  Annuity benefits.................................               -               -               -               -               -
  Annual contract maintenance charge (note 2) .....            (810)           (176)        (10,012)         (6,508)           (319)
  Contingent deferred sales charges (note 2) ......            (832)           (300)        (10,559)        (12,691)           (736)
  Adjustments to maintain reserves.................              11              13             243              67               1
                                                     --------------  --------------  --------------  --------------   -------------
      Net equity transactions......................         212,606         322,246       2,852,632       1,278,924          74,112
                                                     --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity..............         275,634         472,846       5,075,227       3,979,929          70,017
Contract owners' equity beginning of period .......         887,916         498,568      17,486,224      11,089,110       1,095,862
                                                     --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period..............  $    1,163,550         971,414      22,561,451      15,069,039       1,165,879
                                                     ==============  ==============  ==============  ==============   =============


                                                        DeHYBd                  DryABds
                                                     --------------  ------------------------------
                                                         1998             1999            1998
                                                     --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          51,362          53,456          45,158
  Mortality, expense and administration
    charges (note 2)...............................          (8,670)        (14,101)        (11,961)
                                                     --------------  --------------  --------------
    Net investment activity........................          42,692          39,355          33,197
                                                     --------------  --------------  --------------

  Proceeds from mutual fund shares sold............         198,250         378,283         401,390
  Cost of mutual fund shares sold..................        (171,384)       (389,166)       (386,969)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments............          26,866         (10,883)         14,421
  Change in unrealized gain (loss) on investments .          (7,512)        (41,880)          7,920
                                                     --------------  --------------  --------------
    Net gain (loss) on investments.................          19,354         (52,763)         22,341
                                                     --------------  --------------  --------------
  Reinvested capital gains.........................               -               -               -
                                                     --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          62,046         (13,408)         55,538
                                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         135,984         311,482         285,372
  Transfers between funds..........................         (76,008)       (101,699)       (120,752)
  Redemptions......................................        (192,646)       (121,205)       (131,726)
  Annuity benefits.................................               -               -               -
  Annual contract maintenance charge (note 2) .....            (232)           (775)           (578)
  Contingent deferred sales charges (note 2) ......          (1,466)         (3,778)         (1,116)
  Adjustments to maintain reserves.................             (16)            390              (5)
                                                     --------------  --------------  --------------
      Net equity transactions......................        (134,384)         84,415          31,195
                                                     --------------  --------------  --------------

Net change in contract owners' equity..............         (72,338)         71,007          86,733
Contract owners' equity beginning of period .......       1,340,246       2,092,501       1,848,441
                                                     --------------  --------------  --------------
Contract owners' equity end of period..............       1,267,908       2,163,508       1,935,174
                                                     ==============  ==============  ==============


                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                               DryApp                          DryBal                  Dry500Ix
                                                   ------------------------------  ------------------------------   -------------
                                                        1999            1998            1999            1998            1999
                                                   --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $            -               -           2,924           1,182               -
  Mortality, expense and administration
    charges (note 2).............................          (8,483)           (342)         (1,399)           (396)        (98,999
                                                   --------------  --------------  --------------  --------------   -------------
    Net investment activity......................          (8,483)           (342)          1,525             786         (98,999
                                                   --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........         171,326             509          63,485          29,862         695,135
  Cost of mutual fund shares sold................        (160,395)           (447)        (66,036)        (28,932)       (421,953
                                                   --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........          10,931              62          (2,551)            930         273,182
  Change in unrealized gain (loss) on investments          60,594           7,682          14,610          (1,095)      1,458,874
                                                   --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............          71,525           7,744          12,059            (165)      1,732,056
                                                   --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................              89               -               -               -               -
                                                   --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          63,131           7,402          13,584             621       1,633,057
                                                   --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         655,607          43,942         123,403          81,964       3,892,627
  Transfers between funds........................         344,703          62,971         (33,208)         59,683       1,220,568
  Redemptions....................................         (43,594)              -          (1,908)        (29,513)       (478,122
  Annuity benefits...............................               -               -               -               -               -
  Annual contract maintenance charge (note 2) ...            (332)             (2)            (97)             (9)         (9,762
  Contingent deferred sales charges (note 2) ....            (658)              -             (43)              -          (6,831
  Adjustments to maintain reserves...............             622              26             104            (109)            173
                                                   --------------  --------------  --------------  --------------   -------------
      Net equity transactions....................         956,349         106,937          88,250         112,016       4,618,653
                                                   --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity............       1,019,480         114,339         101,834         112,637       6,251,710
Contract owners' equity beginning of period .....         717,296               -         159,816               -      12,445,816
                                                   --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period............  $    1,736,776         114,339         261,650         112,637      18,697,526
                                                   ==============  ==============  ==============  ==============   =============




                                                     Dry500Ix                 Dry3dCen
                                                   --------------  ------------------------------
                                                       1998             1999             1998
                                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -               -               -
  Mortality, expense and administration
    charges (note 2).............................         (58,750)         (8,121)         (5,354)
                                                   --------------  --------------  --------------
    Net investment activity......................         (58,750)         (8,121)         (5,354)
                                                   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........       1,727,626         191,463         142,102
  Cost of mutual fund shares sold................      (1,251,428)       (142,060)       (112,335)
                                                   --------------  --------------  --------------
    Realized gain (loss) on investments..........         476,198          49,403          29,767
  Change in unrealized gain (loss) on investments         936,584          85,976         106,052
                                                   --------------  --------------  --------------
    Net gain (loss) on investments...............       1,412,782         135,379         135,819
                                                   --------------  --------------  --------------
  Reinvested capital gains.......................               -               -               -
                                                   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       1,354,032         127,258         130,465
                                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       2,328,467         229,603         115,584
  Transfers between funds........................        (428,953)         34,507          16,146
  Redemptions....................................        (686,704)        (38,962)        (46,422)
  Annuity benefits...............................               -               -               -
  Annual contract maintenance charge (note 2) ...          (2,534)         (1,005)           (641)
  Contingent deferred sales charges (note 2) ....         (20,092)           (143)         (1,647)
  Adjustments to maintain reserves...............             (15)             32              11
                                                   --------------  --------------  --------------
      Net equity transactions....................       1,190,169         224,032          83,031
                                                   --------------  --------------  --------------

Net change in contract owners' equity............       2,544,201         351,290         213,496
Contract owners' equity beginning of period .....       7,631,150       1,077,131         721,473
                                                   --------------  --------------  --------------
Contract owners' equity end of period............      10,175,351       1,428,421         934,969
                                                   ==============  ==============  ==============

                                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                                EvIncGro                        FedHiYld                 FedBdFd
                                                     ------------------------------  ------------------------------   -------------
                                                          1999            1998            1999            1998            1999
                                                     --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $       33,415          25,237          19,187             507          46,769
  Mortality, expense and administration
    charges (note 2)...............................          (8,534)         (7,440)         (2,924)            (81)         (8,512)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity........................          24,881          17,797          16,263             426          38,257
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold............         148,370          71,981         349,778           2,288         291,381
  Cost of mutual fund shares sold..................        (135,285)        (61,729)       (349,336)         (2,294)       (296,303)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments............          13,085          10,252             442              (6)         (4,922)
  Change in unrealized gain (loss) on investments .         135,817         (13,202)        (11,327)           (480)        (67,303)
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.................         148,902          (2,950)        (10,885)           (486)        (72,225)
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.........................               -               -               -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         173,783          14,847           5,378             (60)        (33,968)
                                                     --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         112,581         310,997          46,713          14,649         151,684
  Transfers between funds..........................        (123,121)          3,492         (95,703)         16,381           8,212
  Redemptions......................................         (24,330)       (292,365)         (2,783)              -         (44,611)
  Annuity benefits.................................               -               -               -               -               -
  Annual contract maintenance charge (note 2) .....            (368)           (248)            (70)             (1)           (322)
  Contingent deferred sales charges (note 2) ......            (619)           (108)            (57)              -            (298)
  Adjustments to maintain reserves.................               8               4             208               7              85
                                                     --------------  --------------  --------------  --------------   -------------
      Net equity transactions......................         (35,850)         21,772         (51,692)         31,036         114,749
                                                     --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity..............         137,933          36,619         (46,314)         30,976          80,781
Contract owners' equity beginning of period .......       1,281,506       1,109,581         489,378               -       1,205,464
                                                     --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period..............  $    1,419,439       1,146,200         443,064          30,976       1,286,245
                                                     ==============  ==============  ==============  ==============   =============


                                                        FedBdFd                  FABal
                                                     --------------  ------------------------------
                                                         1998             1999            1998
                                                     --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          26,386           9,239           6,558
  Mortality, expense and administration
    charges (note 2)...............................          (4,741)         (4,400)         (2,092)
                                                     --------------  --------------  --------------
    Net investment activity........................          21,645           4,839           4,466
                                                     --------------  --------------  --------------

  Proceeds from mutual fund shares sold............          31,038          85,849          18,987
  Cost of mutual fund shares sold..................         (30,200)        (88,753)        (15,881)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments............             838          (2,904)          3,106
  Change in unrealized gain (loss) on investments .            (191)         28,139          20,480
                                                     --------------  --------------  --------------
    Net gain (loss) on investments.................             647          25,235          23,586
                                                     --------------  --------------  --------------
  Reinvested capital gains.........................               -           1,248               -
                                                     --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........          22,292          31,322          28,052
                                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         139,156         267,544         173,428
  Transfers between funds..........................         387,319          51,630         403,449
  Redemptions......................................          (4,901)        (18,838)         (9,547)
  Annuity benefits.................................               -               -               -
  Annual contract maintenance charge (note 2) .....             (50)           (605)           (122)
  Contingent deferred sales charges (note 2) ......              (1)           (397)           (340)
  Adjustments to maintain reserves.................              16              11              44
                                                     --------------  --------------  --------------
      Net equity transactions......................         521,539         299,345         566,912
                                                     --------------  --------------  --------------

Net change in contract owners' equity..............         543,831         330,667         594,964
Contract owners' equity beginning of period .......         371,500         465,370         175,488
                                                     --------------  --------------  --------------
Contract owners' equity end of period..............         915,331         796,037         770,452
                                                     ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                             FAEqInc                        FAGrOpp                  FAHiYLd
                                                 ------------------------------  -----------------------------    -------------
                                                      1999            1998            1999            1998            1999
                                                 --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $        5,675           5,099               -               -         105,957
  Mortality, expense and administration
    charges (note 2)...........................         (11,577)         (9,063)        (51,509)        (36,301)        (18,748)
                                                 --------------  --------------  --------------  --------------   -------------
    Net investment activity....................          (5,902)         (3,964)        (51,509)        (36,301)         87,209
                                                 --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold........         215,431         164,264         400,119         650,860         378,947
  Cost of mutual fund shares sold..............        (160,539)       (123,934)       (286,848)       (498,858)       (406,050)
                                                 --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments........          54,892          40,330         113,271         152,002         (27,103)
  Change in unrealized gain (loss) on investments        72,927         104,678         424,150         411,908         115,741
                                                 --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.............         127,819         145,008         537,421         563,910          88,638
                                                 --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....................          11,723           8,458           4,369          23,737               -
                                                 --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......         133,640         149,502         490,281         551,346         175,847
                                                 --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................         228,052         219,517       1,311,991       1,044,364         242,338
  Transfers between funds......................         (78,893)         97,772        (133,213)        (51,666)        (11,182)
  Redemptions..................................         (34,250)       (160,096)       (225,760)       (154,883)       (162,549)
  Annuity benefits.............................               -               -               -               -               -
  Annual contract maintenance charge (note 2) .          (1,235)           (465)         (4,459)         (1,828)         (1,120)
  Contingent deferred sales charges (note 2) ..            (959)         (1,215)         (2,569)         (4,198)           (775)
  Adjustments to maintain reserves.............              17               1              66               6          (2,699)
                                                 --------------  --------------  --------------  --------------   -------------
      Net equity transactions..................         112,732         155,514         946,057         831,795          64,012
                                                 --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity..........         246,372         305,016       1,436,338       1,383,141         239,859
Contract owners' equity beginning of period ...       1,708,319       1,210,420       7,285,888       4,798,392       2,800,745
                                                 --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period..........  $    1,954,691       1,515,436       8,722,226       6,181,533       3,040,604
                                                 ==============  ==============  ==============  ==============   =============


                                                     FAHiYld                FidAsMgr
                                                 --------------  ------------------------------
                                                      1998             1999            1998
                                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................          92,312          72,908          55,659
  Mortality, expense and administration
    charges (note 2)...........................         (19,561)        (28,715)        (24,290)
                                                 --------------  --------------  --------------
    Net investment activity....................          72,751          44,193          31,369
                                                 --------------  --------------  --------------

  Proceeds from mutual fund shares sold........         610,358         231,765         648,650
  Cost of mutual fund shares sold..............        (573,778)       (203,173)       (476,263)
                                                 --------------  --------------  --------------
    Realized gain (loss) on investments........          36,580          28,592         172,387
  Change in unrealized gain (loss) on investments        14,936         149,294          63,977
                                                 --------------  --------------  --------------
    Net gain (loss) on investments.............          51,516         177,886         236,364
                                                 --------------  --------------  --------------
  Reinvested capital gains.....................               -               -               -
                                                 --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......         124,267         222,079         267,733
                                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................         544,801         585,834         308,672
  Transfers between funds......................         (13,554)        (20,693)        (61,501)
  Redemptions..................................         (87,514)       (131,116)       (459,994)
  Annuity benefits.............................               -               -               -
  Annual contract maintenance charge (note 2) .            (495)         (1,997)         (1,254)
  Contingent deferred sales charges (note 2) ..          (2,306)         (3,131)        (12,242)
  Adjustments to maintain reserves.............             776              20              (1)
                                                 --------------  --------------  --------------
      Net equity transactions..................         441,708         428,917        (226,320)
                                                 --------------  --------------  --------------

Net change in contract owners' equity..........         565,975         650,996          41,413
Contract owners' equity beginning of period ...       2,492,698       4,144,138       3,668,034
                                                 --------------  --------------  --------------
Contract owners' equity end of period..........       3,058,673       4,795,134       3,709,447
                                                 ==============  ==============  ==============
                                                                                   (Continued)


                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                              FidCapInc                       FidEqinc                 FidMgin
                                                   ------------------------------  ------------------------------   -------------
                                                        1999            1998            1999            1998            1999
                                                   --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $       47,484          56,168         111,183         150,369          49,825
  Mortality, expense and administration
    charges (note 2).............................          (7,425)         (8,374)       (110,200)       (119,439)       (173,807)
                                                   --------------  --------------  --------------  --------------   -------------
    Net investment activity......................          40,059          47,794             983          30,930        (123,982)
                                                   --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........         218,262         113,858       2,053,039       2,180,886         334,245
  Cost of mutual fund shares sold................        (194,759)        (93,059)     (1,167,475)     (1,313,998)       (249,024)
                                                   --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........          23,503          20,799         885,564         866,888          85,221
  Change in unrealized gain (loss) on investments          60,510          24,210         882,904         703,291       1,777,213
                                                   --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............          84,013          45,009       1,768,468       1,570,179       1,862,434
                                                   --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................          10,037               -         235,009         202,098       1,557,582
                                                   --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         134,109          92,803       2,004,460       1,803,207       3,296,034
                                                   --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................               -           1,897         696,818         777,644       4,350,473
  Transfers between funds........................        (123,064)         (8,199)       (668,130)       (577,186)      1,535,091
  Redemptions....................................         (85,510)        (95,540)     (1,419,823)     (1,027,550)       (659,296)
  Annuity benefits...............................            (999)           (992)         (2,765)         (2,451)              -
  Annual contract maintenance charge (note 2) ...          (1,309)         (1,557)        (12,432)        (11,598)        (11,080)
  Contingent deferred sales charges (note 2) ....            (138)           (285)         (7,716)         (6,074)        (13,050)
  Adjustments to maintain reserves...............            (988)           (144)            197            (362)            318
                                                   --------------  --------------  --------------  --------------   -------------
      Net equity transactions....................        (212,008)       (104,820)     (1,413,851)       (847,577)      5,202,455
                                                   --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity............         (77,899)        (12,017)        590,609         955,630       8,498,489
Contract owners' equity beginning of period .....       1,211,457       1,289,328      17,076,425      17,444,026      22,752,524
                                                   --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period............  $    1,133,558       1,277,311      17,667,034      18,399,656      31,251,013
                                                   ==============  ==============  ==============  ==============   =============



                                                      FidMgin                 FidPurtn
                                                   --------------  ------------------------------
                                                       1998             1999            1998
                                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          32,373         247,570         213,904
  Mortality, expense and administration
    charges (note 2).............................        (108,688)        (96,154)        (85,213)
                                                   --------------  --------------  --------------
    Net investment activity......................         (76,315)        151,416         128,691
                                                   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........         703,725       1,502,440         833,965
  Cost of mutual fund shares sold................        (627,077)     (1,250,994)       (606,507)
                                                   --------------  --------------  --------------
    Realized gain (loss) on investments..........          76,648         251,446         227,458
  Change in unrealized gain (loss) on investments       2,176,817         183,032         901,811
                                                   --------------  --------------  --------------
    Net gain (loss) on investments...............       2,253,465         434,478       1,129,269
                                                   --------------  --------------  --------------
  Reinvested capital gains.......................         424,082               -               -
                                                   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       2,601,232         585,894       1,257,960
                                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       2,384,328       1,686,657       1,878,950
  Transfers between funds........................          22,098        (988,853)       (238,414)
  Redemptions....................................        (653,288)       (485,929)       (728,427)
  Annuity benefits...............................               -               -               -
  Annual contract maintenance charge (note 2) ...          (8,176)         (4,976)         (3,813)
  Contingent deferred sales charges (note 2) ....         (16,398)         (7,639)        (16,203)
  Adjustments to maintain reserves...............          10,246              58              29
                                                   --------------  --------------  --------------
      Net equity transactions....................       1,738,810         199,317         892,122
                                                   --------------  --------------  --------------

Net change in contract owners' equity............       4,340,042         785,211       2,150,082
Contract owners' equity beginning of period .....      14,580,812      14,377,391      11,858,759
                                                   --------------  --------------  --------------
Contract owners' equity end of period............      18,920,854      15,162,602      14,008,841
                                                   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                               FidVIPHI                       FranMutSer               InvDynam
                                                    ------------------------------  ------------------------------   -------------
                                                         1999            1998            1999            1998            1999
                                                    --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. .......   $       11,245          19,285             425               -               -
  Mortality, expense and administration
    charges (note 2).............................             (824)         (1,817)         (1,572)           (222)         (1,348)
                                                    --------------  --------------  --------------  --------------   -------------
    Net investment activity......................           10,421          17,468          (1,147)           (222)         (1,348)
                                                    --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........            1,523          11,092          52,508              93          48,778
  Cost of mutual fund shares sold................           (1,406)        (10,213)        (55,928)            (88)        (42,593)
                                                    --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........              117             879          (3,420)              5           6,185
  Change in unrealized gain (loss) on investments           (2,178)        (19,204)         34,422            (204)         37,999
                                                    --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............           (2,061)        (18,325)         31,002            (199)         44,184
                                                    --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................              420          12,254           4,316               -               -
                                                    --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........            8,780          11,397          34,171            (421)         42,836
                                                    --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................                -               -          43,270          64,461           9,348
  Transfers between funds........................             (641)              -          55,332          22,986         471,056
  Redemptions....................................                -          (8,989)        (25,128)              -          (1,379)
  Annuity benefits...............................                -               -               -               -               -
  Annual contract maintenance charge (note 2) ...              (55)            (79)           (197)              -             (20)
  Contingent deferred sales charges (note 2) ....                -               -            (251)              -               -
  Adjustments to maintain reserves....... .......               15              (4)            119         361,493             101
                                                    --------------  --------------  --------------  --------------   -------------
      Net equity transactions............ .......             (681)         (9,072)         73,145         448,940         479,105
                                                    --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity.... .......            8,099           2,325         107,316         448,519         521,941
Contract owners' equity beginning of period .....          121,339         273,172         185,993               -               -
                                                    --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period.... .......   $      129,438         275,497         293,309         448,519         521,941
                                                    ==============  ==============  ==============  ==============   =============




                                                      InvDynam                  JanFund
                                                    --------------  ------------------------------
                                                        1998             1999            1998
                                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                -               -          13,196
  Mortality, expense and administration
    charges (note 2).............................                -         (51,053)        (26,648)
                                                    --------------  --------------  --------------
    Net investment activity......................                -         (51,053)        (13,452)
                                                    --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........                -         369,425         325,074
  Cost of mutual fund shares sold................                -        (273,063)       (291,741)
                                                    --------------  --------------  --------------
    Realized gain (loss) on investments..........                -          96,362          33,333
  Change in unrealized gain (loss) on investments                -       1,263,026         734,487
                                                    --------------  --------------  --------------
    Net gain (loss) on investments...............                -       1,359,388         767,820
                                                    --------------  --------------  --------------
  Reinvested capital gains.......................                -               -               -
                                                    --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........                -       1,308,335         754,368
                                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................                -       1,614,853         729,270
  Transfers between funds........................                -       1,523,345         (86,541)
  Redemptions....................................                -        (296,468)        (97,992)
  Annuity benefits...............................                -               -               -
  Annual contract maintenance charge (note 2) ...                -          (3,807)         (1,433)
  Contingent deferred sales charges (note 2) ....                -          (4,352)         (2,083)
  Adjustments to maintain reserves...............                -             127              24
                                                    --------------  --------------  --------------
      Net equity transactions....................                -       2,833,698         541,245
                                                    --------------  --------------  --------------

Net change in contract owners' equity............                -       4,142,033       1,295,613
Contract owners' equity beginning of period .....                -       6,097,880       3,447,634
                                                    --------------  --------------  --------------
Contract owners' equity end of period............                -      10,239,913       4,743,247
                                                    ==============  ==============  ==============

                                                                                       (Continued)


                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                              Jan20Fd                       JanWrldwde                LazSmCap
                                                  ------------------------------  ------------------------------   -------------
                                                       1999            1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $            -             166               -           1,347               -
  Mortality, expense and administration
    charges (note 2)...........................         (158,983)        (48,625)        (57,130)        (32,993)           (172)
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment activity....................         (158,983)        (48,459)        (57,130)        (31,646)           (172)
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold........        1,506,844         581,973         327,649         831,635          67,458
  Cost of mutual fund shares sold..............         (763,583)       (526,333)       (228,166)       (690,278)        (64,794)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments........          743,261          55,640          99,483         141,357           2,664
  Change in unrealized gain (loss) on investments      2,572,942       2,245,913         969,327         941,630           1,230
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.............        3,316,203       2,301,553       1,068,810       1,082,987           3,894
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....................                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......        3,157,220       2,253,094       1,011,680       1,051,341           3,722
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................        7,526,570       1,140,954       2,180,225       1,208,916             873
  Transfers between funds......................        4,105,340       1,059,783         632,596          68,117          40,118
  Redemptions..................................         (995,102)       (272,277)       (246,311)        (87,360)              -
  Annuity benefits.............................                -               -               -               -               -
  Annual contract maintenance charge (note 2) .           (9,460)         (2,542)         (4,678)         (1,374)              -
  Contingent deferred sales charges (note 2) ..          (17,878)         (8,361)         (2,764)         (3,157)              -
  Adjustments to maintain reserves.............              386              95              97              35            (332)
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions..................       10,609,855       1,917,652       2,559,164       1,185,177          40,659
                                                  --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity..........       13,767,075       4,170,746       3,570,844       2,236,518          44,381
Contract owners' equity beginning of period ...       16,416,311       5,909,299       6,997,578       3,974,671             470
                                                  --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period..........   $   30,183,386      10,080,045      10,568,422       6,211,189          44,851
                                                  ==============  ==============  ==============  ==============   =============

                                                     LazSmCap                MFSWdGvt
                                                  --------------  ------------------------------
                                                      1998             1999            1998
                                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                -               -               -
  Mortality, expense and administration
    charges (note 2)...........................                -          (4,439)         (4,825)
                                                  --------------  --------------  --------------
    Net investment activity....................                -          (4,439)         (4,825)
                                                  --------------  --------------  --------------

  Proceeds from mutual fund shares sold........                -         169,504          91,531
  Cost of mutual fund shares sold..............                -        (183,145)        (90,099)
                                                  --------------  --------------  --------------
    Realized gain (loss) on investments........                -         (13,641)          1,432
  Change in unrealized gain (loss) on investments              -          (8,548)         19,437
                                                  --------------  --------------  --------------
    Net gain (loss) on investments.............                -         (22,189)         20,869
                                                  --------------  --------------  --------------
  Reinvested capital gains.....................                -               -               -
                                                  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......                -         (26,628)         16,044
                                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................                -          49,439          12,834
  Transfers between funds......................                -         (60,571)        (15,506)
  Redemptions..................................                -         (95,095)        (72,327)
  Annuity benefits.............................                -          (1,255)         (1,312)
  Annual contract maintenance charge (note 2) .                -            (568)           (701)
  Contingent deferred sales charges (note 2) ..                -          (1,097)           (761)
  Adjustments to maintain reserves.............                -            (301)            135
                                                  --------------  --------------  --------------
      Net equity transactions..................                -        (109,448)        (77,638)
                                                  --------------  --------------  --------------

Net change in contract owners' equity..........                -        (136,076)        (61,594)
Contract owners' equity beginning of period ...                -         756,404         761,789
                                                  --------------  --------------  --------------
Contract owners' equity end of period..........                -         620,328         700,195
                                                  ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                             NWBdFd                          NWFund                  NWGroFd
                                                 ------------------------------  ------------------------------   -------------
                                                      1999            1998            1999            1998            1999
                                                 --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $       48,070          48,536          31,376          30,871               -
  Mortality, expense and administration
    charges (note 2)...........................         (10,745)        (10,514)        (52,710)        (37,119)        (23,265)
                                                 --------------  --------------  --------------  --------------   -------------
    Net investment activity....................          37,325          38,022         (21,334)         (6,248)        (23,265)
                                                 --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold........         413,628         352,636         609,937         846,656         555,632
  Cost of mutual fund shares sold..............        (410,023)       (330,039)       (344,267)       (444,496)       (385,961)
                                                 --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.. .....           3,605          22,597         265,670         402,160         169,671
  Change in unrealized gain (loss) on investments       (93,043)         (4,255)        348,038         410,454         171,460
                                                 --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.............         (89,438)         18,342         613,708         812,614         341,131
                                                 --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....................               -               -               -         240,525               -
                                                 --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......         (52,113)         56,364         592,374       1,046,891         317,866
                                                 --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................         214,006         290,794       1,774,689       1,333,034         247,760
  Transfers between funds......................         (94,023)       (161,641)       (291,938)        320,210           7,182
  Redemptions..................................        (113,282)       (401,192)       (466,227)       (503,654)       (522,128)
  Annuity benefits.............................             (18)           (106)           (152)           (810)           (141)
  Annual contract maintenance charge (note 2) .            (610)           (583)         (4,928)         (1,592)         (2,435)
  Contingent deferred sales charges (note 2) ..          (1,076)           (605)         (2,673)           (920)         (2,265)
  Adjustments to maintain reserves.............          (2,001)            (29)        (18,975)         (1,159)        (17,522)
                                                 --------------  --------------  --------------  --------------   -------------
      Net equity transactions..................           2,996        (273,362)        989,796       1,145,109        (289,550)
                                                 --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity..........         (49,117)       (216,998)      1,582,170       2,192,000          28,316
Contract owners' equity beginning of period ...       1,601,069       1,713,185       7,462,477       4,500,730       3,543,989
                                                 --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period..........  $    1,551,952       1,496,187       9,044,647       6,692,730       3,572,305
                                                 ==============  ==============  ==============  ==============   =============



                                                     NWGroFd               NWIndxFdr
                                                 --------------  ------------------------------
                                                      1998            1999            1998
                                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           5,977             323               -
  Mortality, expense and administration
    charges (note 2)...........................         (30,077)           (434)              -
                                                 --------------  --------------  --------------
    Net investment activity....................         (24,100)           (111)              -
                                                 --------------  --------------  --------------

  Proceeds from mutual fund shares sold........       1,296,735             424               -
  Cost of mutual fund shares sold..............        (795,926)           (397)              -
                                                 --------------  --------------  --------------
    Realized gain (loss) on investments.. .....         500,809              27               -
  Change in unrealized gain (loss) on investments       145,923           8,490               -
                                                 --------------  --------------  --------------
    Net gain (loss) on investments.............         646,732           8,517               -
                                                 --------------  --------------  --------------
  Reinvested capital gains.....................         160,091               -               -
                                                 --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......         782,723           8,406               -
                                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................         198,265          79,272               -
  Transfers between funds......................         117,725          10,481               -
  Redemptions..................................      (1,216,279)              -               -
  Annuity benefits.............................            (785)              -               -
  Annual contract maintenance charge (note 2) .          (1,807)              -               -
  Contingent deferred sales charges (note 2) ..          (2,926)              -               -
  Adjustments to maintain reserves.............             (99)             36               -
                                                 --------------  --------------  --------------
      Net equity transactions..................        (905,906)         89,790               -
                                                 --------------  --------------  --------------

Net change in contract owners' equity..........        (123,183)         98,196               -
Contract owners' equity beginning of period ...       4,406,739               -               -
                                                 --------------  --------------  --------------
Contract owners' equity end of period..........       4,283,556          98,196               -
                                                 ==============  ==============  ==============

                                                                                   (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                              NWMyMkt                         NWUSGvt                 NBGenesTr
                                                   ------------------------------  ------------------------------   -------------
                                                       1999            1998            1999            1998            1999
                                                   --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $      241,981         208,548          13,679           3,670               -
  Mortality, expense and administration
    charges (note 2).............................         (71,944)        (54,216)         (3,402)           (886)         (4,507)
                                                   --------------  --------------  --------------  --------------   -------------
    Net investment activity......................         170,037         154,332          10,277           2,784          (4,507)
                                                   --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........       9,156,260       6,665,897         155,670           3,941         225,584
  Cost of mutual fund shares sold................      (9,156,260)     (6,665,897)       (160,869)         (3,825)       (269,243)
                                                   --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........               -               -          (5,199)            116         (43,659)
  Change in unrealized gain (loss) on investments               -               -         (19,534)            725          69,803
                                                   --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............               -               -         (24,733)            841          26,144
                                                   --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................               -               -               -           1,363               -
                                                   --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         170,037         154,332         (14,456)          4,988          21,637
                                                   --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       3,329,931       1,857,116         120,346         102,002         142,453
  Transfers between funds........................      (2,505,346)       (396,562)        (85,855)         33,119         (58,864)
  Redemptions....................................      (1,480,695)     (1,340,322)        (21,503)         (3,498)        (39,680)
  Annuity benefits...............................            (377)           (947)              -               -               -
  Annual contract maintenance charge (note 2) ...          (5,379)         (4,571)           (196)            (85)           (271)
  Contingent deferred sales charges (note 2) ....         (39,548)        (31,573)           (193)            (23)           (793)
  Adjustments to maintain reserves...............         (15,442)            406             (17)              6             318
                                                   --------------  --------------  --------------  --------------   -------------
      Net equity transactions....................        (716,855)         83,547          12,582         131,521          43,163
                                                   --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity............        (546,818)        237,879          (1,874)        136,509          64,800
Contract owners' equity beginning of period .....      11,504,938       7,765,550         517,836          75,160         625,721
                                                   --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period............  $   10,958,120       8,003,429         515,962         211,669         690,521
                                                   ==============  ==============  ==============  ==============   =============



                                                     NBGenesTr               NBGuardTr
                                                   --------------  ------------------------------
                                                       1998             1999            1998
                                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -          24,150          20,579
  Mortality, expense and administration
    charges (note 2).............................          (1,463)        (48,298)        (54,913)
                                                   --------------  --------------  --------------
    Net investment activity......................          (1,463)        (24,148)        (34,334)
                                                   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........           7,905       1,440,182         774,277
  Cost of mutual fund shares sold................          (7,457)     (1,451,840)       (643,648)
                                                   --------------  --------------  --------------
    Realized gain (loss) on investments..........             448         (11,658)        130,629
  Change in unrealized gain (loss) on investments         (17,611)      1,031,074         838,830
                                                   --------------  --------------  --------------
    Net gain (loss) on investments...............         (17,163)      1,019,416         969,459
                                                   --------------  --------------  --------------
  Reinvested capital gains.......................               -               -               -
                                                   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         (18,626)        995,268         935,125
                                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................         192,859         595,130         948,462
  Transfers between funds........................         276,754      (1,243,768)       (586,492)
  Redemptions....................................          (2,460)       (188,576)       (303,030)
  Annuity benefits...............................               -               -               -
  Annual contract maintenance charge (note 2) ...              (7)         (3,100)         (2,618)
  Contingent deferred sales charges (note 2) ....               -          (2,196)         (5,408)
  Adjustments to maintain reserves...............        (361,477)             96              21
                                                   --------------  --------------  --------------
      Net equity transactions....................         105,669        (842,414)         50,935
                                                   --------------  --------------  --------------

Net change in contract owners' equity............          87,043         152,854         986,060
Contract owners' equity beginning of period .....               -       7,499,816       7,634,575
                                                   --------------  --------------  --------------
Contract owners' equity end of period............          87,043       7,652,670       8,620,635
                                                   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


                                                             NBLtdMat                        NBPartFd                 OppGlob
                                                  ------------------------------  ------------------------------   -------------
                                                       1999            1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       35,262          24,146               -               -               -
  Mortality, expense and administration
    charges (note 2)............................          (7,792)         (5,204)        (58,958)        (55,708)        (49,189)
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment activity.....................          27,470          18,942         (58,958)        (55,708)        (49,189)
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.........         197,131         106,606       1,592,623         651,741       1,279,030
  Cost of mutual fund shares sold...............        (202,120)       (105,877)     (1,450,085)       (523,950)     (1,146,095)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.........          (4,989)            729         142,538         127,791         132,935
  Change in unrealized gain (loss) on investments        (27,751)         (3,833)        966,907         387,808         872,874
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..............         (32,740)         (3,104)      1,109,445         515,599       1,005,809
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains......................               -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........          (5,270)         15,838       1,050,487         459,891         956,620
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................         644,631         110,110         765,461       1,989,855         551,439
  Transfers between funds.......................        (108,836)        (72,694)     (1,762,703)            137        (456,002)
  Redemptions...................................         (20,192)        (18,587)       (190,795)       (621,295)       (235,361)
  Annuity benefits..............................               -               -               -               -               -
  Annual contract maintenance charge (note 2) ..            (442)           (265)         (5,517)         (2,549)         (3,131)
  Contingent deferred sales charges (note 2) ...             (31)           (159)         (3,016)        (12,289)         (3,967)
  Adjustments to maintain reserves..............             146              72              95             (50)             48
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions...................         515,276          18,477      (1,196,474)      1,353,809        (146,975)
                                                  --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity...........         510,006          34,315        (145,987)      1,813,700         809,645
Contract owners' equity beginning of period ....         981,318         785,148       9,328,976       7,426,836       7,265,693
                                                  --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period...........  $    1,491,324         819,463       9,182,989       9,240,536       8,075,338
                                                  ==============  ==============  ==============  ==============   =============



                                                     OppGlob                 PhxBalFd
                                                  --------------  ------------------------------
                                                      1998             1999            1998
                                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               -           8,082           8,127
  Mortality, expense and administration
    charges (note 2)............................         (41,245)         (5,439)         (4,749)
                                                  --------------  --------------  --------------
    Net investment activity.....................         (41,245)          2,643           3,378
                                                  --------------  --------------  --------------

  Proceeds from mutual fund shares sold.........       1,289,476          29,956          28,884
  Cost of mutual fund shares sold...............      (1,025,513)        (27,820)        (29,576)
                                                  --------------  --------------  --------------
    Realized gain (loss) on investments.........         263,963           2,136            (692)
  Change in unrealized gain (loss) on investments        484,046          24,121          63,343
                                                  --------------  --------------  --------------
    Net gain (loss) on investments..............         748,009          26,257          62,651
                                                  --------------  --------------  --------------
  Reinvested capital gains......................               -               -           2,075
                                                  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations........         706,764          28,900          68,104
                                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.............................         813,616         111,727          84,398
  Transfers between funds.......................          36,819          49,992             113
  Redemptions...................................        (289,537)        (19,719)        (25,662)
  Annuity benefits..............................               -               -               -
  Annual contract maintenance charge (note 2) ..          (2,540)           (529)           (308)
  Contingent deferred sales charges (note 2) ...          (7,283)           (493)           (732)
  Adjustments to maintain reserves..............              26              21               2
                                                  --------------  --------------  --------------
      Net equity transactions...................         551,101         140,999          57,811
                                                  --------------  --------------  --------------

Net change in contract owners' equity...........       1,257,865         169,899         125,915
Contract owners' equity beginning of period ....       5,695,782         795,875         663,764
                                                  --------------  --------------  --------------
Contract owners' equity end of period...........       6,953,647         965,774         789,679
                                                  ==============  ==============  ==============

                                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                               PrBal                           Print                   PrSmCap
                                                   ------------------------------  ------------------------------   -------------
                                                       1999            1998            1999            1998             1999
                                                   --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $            -               -              17               -               1
  Mortality, expense and administration
    charges (note 2).............................               -               -             (16)              -              (4)
                                                   --------------  --------------  --------------  --------------   -------------
    Net investment activity......................               -               -               1               -              (3)
                                                   --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........               -               -           3,183               -             780
  Cost of mutual fund shares sold................               -               -          (3,139)              -            (784)
                                                   --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........               -               -              44               -              (4)
  Change in unrealized gain (loss) on investments              15               -             (24)              -              52
                                                   --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............              15               -              20               -              48
                                                   --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................               -               -               -               -               -
                                                   --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........              15               -              21               -              45
                                                   --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................             636               -           2,495               -             705
  Transfers between funds........................               -               -          (1,811)              -            (247)
  Redemptions....................................               -               -               -               -               -
  Annuity benefits...............................               -               -               -               -               -
  Annual contract maintenance charge (note 2) ...               -               -               -               -               -
  Contingent deferred sales charges (note 2) ....               -               -               -               -               -
  Adjustments to maintain reserves...............               5               -             (33)              -              12
                                                   --------------  --------------  --------------  --------------   -------------
      Net equity transactions....................             641               -             651               -             470
                                                   --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity............             656               -             672               -             515
Contract owners' equity beginning of period .....               -               -           1,816               -             466
                                                   --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period............  $          656               -           2,488               -             981
                                                   ==============  ==============  ==============  ==============   =============



                                                      PrSmCap                 StComStk
                                                   --------------  ------------------------------
                                                       1998            1999            1998
                                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -               -               -
  Mortality, expense and administration
    charges (note 2).............................               -            (610)              -
                                                   --------------  --------------  --------------
    Net investment activity......................               -            (610)              -
                                                   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..........               -           1,024               -
  Cost of mutual fund shares sold................               -            (992)              -
                                                   --------------  --------------  --------------
    Realized gain (loss) on investments..........               -              32               -
  Change in unrealized gain (loss) on investments               -          17,932               -
                                                   --------------  --------------  --------------
    Net gain (loss) on investments...............               -          17,964               -
                                                   --------------  --------------  --------------
  Reinvested capital gains.......................               -             493               -
                                                   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........               -          17,847               -
                                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................               -          19,696               -
  Transfers between funds........................               -         203,649               -
  Redemptions....................................               -               -               -
  Annuity benefits...............................               -               -               -
  Annual contract maintenance charge (note 2) ...               -             (17)              -
  Contingent deferred sales charges (note 2) ....               -               -               -
  Adjustments to maintain reserves...............               -              45               -
                                                   --------------  --------------  --------------
      Net equity transactions....................               -         223,372               -
                                                   --------------  --------------  --------------

Net change in contract owners' equity............               -         241,219               -
Contract owners' equity beginning of period .....               -               -               -
                                                   --------------  --------------  --------------
Contract owners' equity end of period............               -         241,219               -
                                                   ==============  ==============  ==============

                           NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)



                                                            StTotRet                        TemForFD                 WPEmGro
                                                 ------------------------------  ------------------------------   -------------
                                                      1999            1998            1999            1998            1999
                                                 --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $            -           2,892              (1)              -               -
  Mortality, expense and administration
    charges (note 2)...........................         (15,981)        (10,884)        (26,756)        (32,191)        (28,593)
                                                 --------------  --------------  --------------  --------------   -------------
    Net investment activity....................         (15,981)         (7,992)        (26,757)        (32,191)        (28,593)
                                                 --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold........          76,413         231,676       1,180,288         699,805       1,122,607
  Cost of mutual fund shares sold..............         (58,483)       (247,061)     (1,279,897)       (634,450)       (957,319)
                                                 --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments........          17,930         (15,385)        (99,609)         65,355         165,288
  Change in unrealized gain (loss) on investments       335,152         269,048         939,059          65,375          34,316
                                                 --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.............         353,082         253,663         839,450         130,730         199,604
                                                 --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....................               -               -              (4)              -               -
                                                 --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......         337,101         245,671         812,689          98,539         171,011
                                                 --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................         584,068         173,006         276,461         473,208         411,043
  Transfers between funds......................         108,365        (143,012)       (407,174)       (467,869)       (857,904)
  Redemptions..................................        (145,015)        (83,276)       (153,850)       (263,203)       (297,964)
  Annuity benefits.............................               -               -               -               -               -
  Annual contract maintenance charge (note 2) .            (939)           (435)         (2,065)         (1,802)         (2,570)
  Contingent deferred sales charges (note 2) ..          (1,076)         (1,224)         (2,063)         (3,358)         (2,362)
  Adjustments to maintain reserves.............              27              25             113              (4)             11
                                                 --------------  --------------  --------------  --------------   -------------
      Net equity transactions..................         545,430         (54,916)       (288,578)       (263,028)       (749,746)
                                                 --------------  --------------  --------------  --------------   -------------

Net change in contract owners' equity..........         882,531         190,755         524,111        (164,489)       (578,735)
Contract owners' equity beginning of period ...       2,024,780       1,613,016       4,069,618       4,826,284       4,992,592
                                                 --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period..........  $    2,907,311       1,803,771       4,593,729       4,661,795       4,413,857
                                                 ==============  ==============  ==============  ==============   =============



                                                    WPEmGro                 WPGIFxinc
                                                 --------------  ------------------------------
                                                     1998             1999            1998
                                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               -             374           1,493
  Mortality, expense and administration
    charges (note 2)...........................         (31,260)           (614)           (343)
                                                 --------------  --------------  --------------
    Net investment activity....................         (31,260)           (240)          1,150
                                                 --------------  --------------  --------------

  Proceeds from mutual fund shares sold........         504,010         247,105           7,486
  Cost of mutual fund shares sold..............        (369,635)       (247,746)         (7,479)
                                                 --------------  --------------  --------------
    Realized gain (loss) on investments........         134,375            (641)              7
  Change in unrealized gain (loss) on investments       371,651          (2,549)           (244)
                                                 --------------  --------------  --------------
    Net gain (loss) on investments.............         506,026          (3,190)           (237)
                                                 --------------  --------------  --------------
  Reinvested capital gains.....................               -               -               -
                                                 --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.......         474,766          (3,430)            913
                                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............................         643,534          22,086          52,660
  Transfers between funds......................         (79,215)       (130,278)              -
  Redemptions..................................        (363,937)             (5)           (400)
  Annuity benefits.............................               -               -               -
  Annual contract maintenance charge (note 2) .          (1,663)            (58)             (3)
  Contingent deferred sales charges (note 2) ..         (10,213)             (0)            (25)
  Adjustments to maintain reserves.............             (14)             45              30
                                                 --------------  --------------  --------------
      Net equity transactions..................         188,492        (108,210)         52,262
                                                 --------------  --------------  --------------

Net change in contract owners' equity..........         663,258        (111,640)         53,175
Contract owners' equity beginning of period ...       4,480,173         149,963               -
                                                 --------------  --------------  --------------
Contract owners' equity end of period..........       5,143,431          38,323          53,175
                                                 ==============  ==============  ==============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 1999 and 1998
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Benham Short-Term Government Fund (ACBenSTGvt)

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century International Growth Fund
                (ACTCIntlGr)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
                Fund Institutional Class (DeHYBd)

              Dreyfus A Bonds Plus, Inc. (DryABds)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Balanced Fund, Inc. (DryBal)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)

              Federated High Yield Trust (FedHiYld)

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)

              Fidelity Advisor Balanced Fund - Class T (FABal)

              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)

              Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity Puritan(R) Fund (FidPurtn)

              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP); Fidelity VIP - High Income Portfolio (FidVIPHI) (not available for additional purchase payments or exchanges after December 1, 1993)

              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I
                (FranMutSer)

              INVESCO Dynamics Fund (InvDynam)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              Lazard Small Cap Portfolio - Open Shares (LazSmCap)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Intermediate U.S. Government Bond Fund - Class D
                (NWUSGvt) (formerly Nationwide U.S. Government Income Fund) (managed for a fee by an affiliated investment advisor)

              Nationwide S&P 500(R) Index Fund - Class R (NWIndxFd)
                (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Genesis Trust (NBGenesTr)
                (available only for contracts established prior to March 6, 1998)

              Neuberger & Berman Guardian Trust (NBGuardTr)

              Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

              Neuberger & Berman Partners Fund (NBPartFd)

              Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix Balanced Fund Series - Class A (PhxBalFd)

              Prestige Balanced Fund - Class A (PrBal) (managed for a fee by an affiliated investment advisor)

              Prestige International Fund - Class A (PrInt) (managed for a fee by an affiliated investment advisor)

              Prestige Large Cap Growth Fund - Class A (PrLgCapGro)
                (managed for a fee by an affiliated investment advisor)

              Prestige Large Cap Value Fund - Class A (PrLgCapVal)
                (managed for a fee by an affiliated investment advisor)

              Prestige Small Cap Fund - Class A (PrSmCap) (managed for a fee by an affiliated investment advisor)

              Strong Common Stock Fund, Inc. (StComStk)

              Strong Total Return Fund, Inc. (StTotRet)

              Templeton Foreign Fund - Class I (TemForFd)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

              Warburg Pincus Global Fixed-Income Fund - Common Shares
                (WPGlFxInc)

         At June 30, 1999, contract owners have not invested in all of the above funds except for Prestige Large Cap Growth Fund - Class A and Prestige Large Cap Value Fund - Class A. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999, for each series, in both the accumulation and payout phases.


                                                                                                                    PERIOD
     Contract owners' equity represented by:                 UNITS          UNIT VALUE                              RETURN*
                                                            -------         ----------                             ---------
       Contracts in accumulation phase:

         American Century: Benham
         Short-Term Government Fund:
            Tax qualified                                    130,118        $ 22.847248         $ 2,972,838          (1)%

         American Century: Income & Growth Fund:
            Tax qualified                                    475,929          19.225391           9,149,921           9%

         American Century: Twentieth Century
         Growth Fund:
            Tax qualified                                    155,439          97.434015          15,145,046          10%

         American Century: Twentieth Century
         International Growth Fund:
            Tax qualified                                     59,371          19.597953           1,163,550           6%

         American Century: Twentieth Century
         Ultra Fund:
            Tax qualified                                    906,171          24.897565          22,561,451          12%

         Delaware Group Delchester High-Yield
         Bond Fund, Inc. - Delchester Fund
         Institutional Class:
            Tax qualified                                     78,498          14.852338           1,165,879           0%

         Dreyfus A Bonds Plus, Inc.:
            Tax qualified                                    181,364          11.929092           2,163,508          (1)%

         Dreyfus Appreciation Fund, Inc.:
            Tax qualified                                    128,536          13.511983           1,736,776           6%

         Dreyfus Balanced Fund, Inc.:
            Tax qualified                                     23,096          11.328795             261,650           5%

         Dreyfus S&P 500 Index Fund:
            Tax qualified                                    579,969          32.238837          18,697,526          11%

         The Dreyfus Third Century Fund, Inc.:
            Tax qualified                                     49,827          28.667606           1,428,421          11%

         Evergreen Income and Growth
         Fund - Class Y:
            Tax qualified                                     73,386          19.342098           1,419,439          14%

         Federated High Yield Trust:
            Tax qualified                                     43,484          10.189133             443,064           2%

         Federated Investment Series Funds, Inc. -
         Federated Bond Fund - Class F:
            Tax qualified                                    114,206          11.262503           1,286,245          (2)%

         Fidelity Advisor Balanced Fund - Class T:
            Tax qualified                                     50,914          15.634927             796,037           4%

         Fidelity Advisor Equity Income
         Fund - Class T:
            Tax qualified                                    110,388          17.707462           1,954,691           8%

                                                                                                                 (Continued)


         Fidelity Advisor Growth Opportunities
         Fund - Class T:
            Tax qualified                                    442,011          19.733051           8,722,226           6%

         Fidelity Advisor High Yield Fund - Class T:
            Tax qualified                                    227,894          13.342184           3,040,604           6%

         Fidelity Asset Manager(TM):
            Tax qualified                                    265,367          18.069819           4,795,134           5%

         Fidelity Capital & Income Fund:
            Tax qualified                                     20,691          54.266408           1,122,826          12%

         Fidelity Equity-Income Fund:
            Tax qualified                                    199,197          88.625012          17,653,837          13%

         Fidelity Magellan(R) Fund:
            Tax qualified                                    942,065          33.172884          31,251,013          13%

         Fidelity Puritan(R) Fund:
            Tax qualified                                    640,246          23.682462          15,162,602           4%

         Fidelity VIP - High Income Portfolio:
            Tax qualified                                      5,049          25.636308             129,438           7%

         Franklin Mutual Series Fund Inc. -
         Mutual Shares Fund - Class I:
            Tax qualified                                     25,638          11.440419             293,309          16%

         INVESCO Dynamics Fund, Inc.:
            Tax qualified                                     39,944          13.066822             521,941          24%

         Janus Fund:
            Tax qualified                                    429,851          23.822006          10,239,913          19%

         Janus Twenty Fund:
            Tax qualified                                    797,334          37.855385          30,183,386          17%

         Janus Worldwide Fund:
            Tax qualified                                    618,608          17.084199          10,568,422          12%

         Lazard Small Cap Portfolio - Open Shares:
            Tax qualified                                      3,898          11.506235              44,851          10%

         MFS(R) World Governments Fund - Class A:
            Tax qualified                                     17,076          36.048902             615,571          (4)%

         Nationwide(R) Bond Fund - Class D:
            Tax qualified                                     36,518          42.327448           1,545,714          (3)%
            Non-tax qualified                                    148          42.145990               6,238          (3)%

         Nationwide(R) Fund - Class D:
            Tax qualified                                     67,407         133.844588           9,022,062           7%
            Non-tax qualified                                    162         139.412740              22,585           7%

         Nationwide(R) Growth Fund - Class D:
            Tax qualified                                     28,252         125.445692           3,544,092           9%
            Non-tax qualified                                    213         132.454854              28,213           9%

         Nationwide(R) S&P 500 Index Fund - Class R:
            Tax qualified                                      8,846          11.100593              98,196          11%




         Nationwide(R) Money Market Fund:
            Tax qualified - Pre 12/25/82                      29,397          26.941180             791,990           2%
            Tax qualified                                    474,051          21.395533          10,142,574           2%
            Non-tax qualified                                    840          27.111446              22,774           2%

         Nationwide(R) Intermediate U.S.
         Government Bond Fund - Class D:
            Tax qualified                                     44,454          11.606645             515,962          (3)%

         Neuberger & Berman Genesis Trust
            Tax qualified                                     72,611           9.509874             690,521           3%

         Neuberger & Berman Guardian Trust:
            Tax qualified                                    389,105          19.667366           7,652,670          14%

         Neuberger & Berman Limited Maturity
         Bond Fund:
            Tax qualified                                    123,902          12.036319           1,491,324           0%

         Neuberger & Berman Partners Fund:
            Tax qualified                                    328,051          27.992566           9,182,989          12%

         Oppenheimer Global Fund - Class A:
            Tax qualified                                    295,850          27.295378           8,075,338          13%

         Phoenix Balanced Fund Series - Class A:
            Tax qualified                                     56,185          17.189187             965,774           3%

         Prestige Balanced Fund - Class A:
            Tax qualified                                         62          10.577813                 656           5%

         Prestige International Fund - Class A:
            Tax qualified                                        239          10.411831               2,488           4%

         Prestige Small Cap Fund - Class A:
            Tax qualified                                         90          10.905418                 981           5%

         Strong Common Stock Fund, Inc.
            Tax qualified                                     19,464          12.393104             241,219          19%

         Strong Total Return Fund, Inc.:
            Tax qualified                                     94,465          30.776598           2,907,311          15%

         Templeton Foreign Fund - Class I:
            Tax qualified                                    294,907          15.576874           4,593,729          22%

         Warburg Pincus Emerging Growth
         Fund - Common Shares:
            Tax qualified                                    285,237          15.474349           4,413,857           5%

         Warburg Pincus Global Fixed-Income
         Fund - Common Shares:
            Tax qualified                                      3,663          10.462246              38,323          (2)%
                                                             =======          =========

      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                           206,070
                                                                                              -------------
                                                                                              $ 282,894,765
                                                                                              =============


* The period return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------
                                       25


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                                       26

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                                       27

                                                                --------------
NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    U.S. Postage
                                                                     PAID
                                                                Columbus, Ohio
                                                                Permit No. 521
                                                                --------------





Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company